Financial risk management - Undiscounted Cash Flows of Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management [Line Items]
Bank borrowings	$ 1,448,710	$ 365,160
Unsecured obligations	3,562,360	3,956,980
Sub total	5,011,070	4,322,140
Hedging liabilities	55,490	73,870
Derivative financial instruments	14,810	5,820
Sub total	70,300	79,690
Current and non-current lease liabilities	80,180	78,120
Trade accounts payable and other accounts payable	449,633	374,789
Total financial liabilities	5,611,180	4,854,740
Less than 1 year
Financial Risk Management [Line Items]
Bank borrowings	1,117,860	144,830
Unsecured obligations	98,880	405,170
Sub total	1,216,740	550,000
Hedging liabilities	24,110	40,760
Derivative financial instruments	14,810	5,820
Sub total	38,920	46,580
Current and non-current lease liabilities	19,940	13,940
Trade accounts payable and other accounts payable	449,630	374,790
Total financial liabilities	1,725,230	985,310
1 to 5 years
Financial Risk Management [Line Items]
Bank borrowings	268,800	220,330
Unsecured obligations	729,560	616,660
Sub total	998,360	836,990
Hedging liabilities	30,080	20,430
Derivative financial instruments	0	0
Sub total	30,080	20,430
Current and non-current lease liabilities	56,450	36,330
Trade accounts payable and other accounts payable	0	0
Total financial liabilities	1,084,890	893,750
Over 5 years
Financial Risk Management [Line Items]
Bank borrowings	62,050	0
Unsecured obligations	2,733,920	2,935,150
Sub total	2,795,970	2,935,150
Hedging liabilities	1,300	12,680
Derivative financial instruments	0	0
Sub total	1,300	12,680
Current and non-current lease liabilities	3,790	27,850
Trade accounts payable and other accounts payable	0	0
Total financial liabilities	2,801,060	2,975,680
Carrying amount
Financial Risk Management [Line Items]
Bank borrowings	1,464,260	330,800
Unsecured obligations	2,999,170	2,550,600
Sub total	4,463,430	2,881,400
Hedging liabilities	25,370	62,530
Derivative financial instruments	14,810	5,820
Sub total	40,180	68,350
Current and non-current lease liabilities	75,160	61,730
Trade accounts payable and other accounts payable	449,630	374,790
Total financial liabilities	$ 5,028,400	$ 3,386,270